Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Normal statute of limitation Period, federal tax purpose	3 years
Reconciliation of unrecognized tax benefits:
Gross tax contingencies - beginning of the period	$ 37,563	$ 31,408	$ 59,891
Gross additions based on tax positions related to the current year	5,985	6,598	6,593
Gross additions for tax positions of prior years	20,275	3,912	6,437
Gross reductions for tax positions of prior years	(1,370)	(427)	(30,316)
Lapses of statutes	(1,312)	(2,829)	(6,268)
Settlements	(9,995)	(1,099)	(4,929)
Gross tax contingencies - end of the period	51,146	37,563	31,408
Unrecognized tax benefits, net of federal tax benefit	32,496
Unrecognized tax position, if recognized, that would affect the effective tax rate	$ 2,800
Minimum
Income Taxes
Normal Statute of Limitation Period for State Tax Purpose	3 years
Maximum
Income Taxes
Normal Statute of Limitation Period for State Tax Purpose	5 years